Shareholder Report, Average Annual Return (Details)	12 Months Ended
May 31, 2026
The Free Markets ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	16.23%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.69%